REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2025
REGULATORY FRAMEWORK
REGULATORY FRAMEWORK

NOTE 2 – Regulatory framework

a)    Regulatory Authority

Argentina

In Argentina, the regulatory authority for the ICT services provided by Telecom Argentina and certain subsidiaries is ENACOM. Through Decree No. 89/2024 dated January 26, 2024, the Argentine government ordered the intervention of ENACOM for a period of 180 consecutive days, which was subsequently extended on several occasions, the latest being Decree No. 938/2025 until January 4, 2027, with the purpose of redefining outdated regulations that hinder technological progress, among other matters.

As of the date of issuance of these consolidated financial statements, there have been no effects on Telecom Argentina and certain subsidiaries’ operations in Argentina due to this intervention. Telecom Argentina will continue to monitor the matter for any potential impacts.

Regarding fintech services, Micro Sistemas is registered with the BCRA as a PSP that offers payment accounts, accepts payments via transfers, and acts as a payment aggregator. It is also registered in the Interoperable Digital Wallets Registry and in the Other Non-Financial Credit Providers Registry. Therefore, Micro Sistemas is subject to certain regulations established by the BCRA and the Financial Information Unit, as it holds the status of Obligated Subject (OS) pursuant to Article 20 of Law No. 25,246 (as amended).

Foreign companies

The Regulatory Authority for ICT Services, provided by Núcleo in Paraguay is the CONATEL. Personal Envíos is under the oversight of the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company.

The Regulatory Authority for the services provided by Telecom USA, in USA, is the Federal Communications Commission.

The Regulatory Authority for the services provided by special purpose entities in Uruguay are under the orbit of URSEC.

b)    Licenses

Argentina

Under the Licencia Única Argentina Digital, Telecom Argentina and certain subsidiaries currently provides the following services:

●	local fixed telephony,
●	public telephony,
●	domestic and international long-distance telephony,
●	domestic and international point-to-point link services,
●	value added, data transmission, videoconferencing, transportation of broadcasting signals, and Internet access,
●	STM, SRMC, PCS and SCMA, also called mobile communications services (“SCM”, for its Spanish acronym), Such licenses were granted for the provision of STM in the Northern Region of Argentina, of SRMC in the AMBA area, and of PCS and SCMA throughout the country,
●	SRS,
●	SRCE and
●	STeFI.

Paraguay

Núcleo holds a license to provide STMC and PCS. In addition, it holds a license for the installation and exploitation of Internet, data services and license to provide DATDH services throughout Paraguay. These licenses have been granted for renewable five-year periods.

c)    Main Regulatory issues – ICT Services provided in Argentina

Among the main regulations governing the services of Telecom Argentina and its ICT subsidiaries in Argentina, the following stand out:

●	LAD and its amendments.
●	Law No. 19,798 to the extent it does not contradict the LAD.
●	The Privatization Regulations, which regulated that process.
●	The Transfer Agreement.
●	The licenses for providing telecommunication services and the Bidding Terms and Conditions and their respective general rules.
●	Current service regulations. See the main regulations on Licenses, Interconnection, SU and Spectrum in sections d) to e) of this Note.

d)    Universal Service (“SU” for its Spanish acronym)

i)	Universal Service Fiduciary Fund

On January 3, 2025, PEN, through Decree No. 6/2025, dissolved the FFSU established by Article 21 of Law No. 27,078 and its amendments. Furthermore, it repealed the aforementioned article. Subsequently, ENACOM issued Resolution No. 3/2025, stipulating that, in order to ensure the public policy of guaranteeing access to the SU, ICT service licensees shall continue making contributions in accordance with the current form and mechanism. Decree No. 312/2025 established that ENACOM would be responsible for collecting and administering such contributions.

ii)	General Regulation of the Universal Service

The new General Regulation of the Universal Service, issued by ENACOM through Resolution No. 1,182/2025, maintains the obligation to contribute 1% of total accrued ICT revenues to the Universal Service Fund administered by ENACOM.

1.	Fund - Impact on Telecom Argentina with respect to its original license to provide SBT

Pursuant to SC Resolutions Nos. 80/07 and 154/10 and CNC Resolution No. 2,713/07, Telecom Argentina filed its monthly returns, which show a credit balance. However, as of the date hereof, no tax credits have been applied in respect of the SU services provided.

Between 2011 and 2012, the Argentine Secretariat of Communications issued a series of resolutions whereby it informed Telecom Argentina that the provisions related to certain services and/or programs did not qualify as Initial SU Programs or different services involving a SU provision and cannot be financed with SU Funds.

Telecom Argentina filed appeals against the above-mentioned resolutions, presenting the legal arguments based on which such resolutions should be revoked.

In September 2012, the CNC formally required Telecom Argentina to deposit approximately $208 million. Telecom Argentina submitted a filing rejecting such demand on the grounds that the appeals filed against the resolutions issued by the Secretariat of Communications (SC) were still pending resolution.

In November 2019, the ENACOM notified Telecom Argentina that the appeals filed by Telecom Argentina against the SC resolutions had been rejected, and that the file had been submitted to the Court of Appeals.

On January 19, 2026, ENACOM Resolution No. 3/2026 was published in the Official Gazette, approving a Payment Facilities Regime aimed, among other matters, at the regularization of outstanding amounts related to contributions to the Universal Service Fund. The Payment Facilities Regime will remain in effect for a period of 180 days.

Telecom Argentina has expressed its willingness to adhere to the payment plan in order to assess the advisability of submitting to the scheme issued by ENACOM regarding the items covered by Resolution No. 3/2026, taking advantage of the opportunity for a significant reduction in the interest applied to the recognized debts, thus bringing the dispute to an end and putting a stop to years of uncertainty and to the potential contingency that could arise from a possible rejection of the appeals submitted. Consequently, Telecom Argentina, together with its advisors, has recognized a contingency provision of $25,156 million (including $10,513 million of interest), calculated based on the probability of occurrence and the probable amount of disbursement, in accordance with the Payment Facilities Regime.

Additionally, matters concerning TMA in relation to the “SU” are detailed in Note 29.

2.	SU Fund - Impact on Telecom Argentina with respect to the SCMs originally provided by Telecom Personal S.A.

In compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713/07, since July 2007 Telecom Personal S.A. has filed its tax returns and deposited the corresponding contributions.

On January 26, 2011, the SC issued Resolution No. 9/11, providing that telecommunication service providers could only allocate to investment projects under this program the amounts corresponding to outstanding investment contribution obligations arising from Annex III of Decree No. 764/00 before the effective date of Decree No. 558/08.

In July 2012, the SC issued Resolution No. 50/12, whereby it informed that the services declared by SCM service providers as SU services did not constitute items that could be discounted from the amount of SU contributions. It also established that certain amounts deducted could be allocated to investment projects within the framework of the program established by SC Resolution No. 9/11 or, as applicable, be deposited into the SU Fund.

Telecom Personal S.A. filed an administrative appeal against the decision issued by the Secretariat of Communications, seeking its nullification. As of the date of these consolidated financial statements, this appeal is still pending resolution.

Nevertheless, in October 2012, and in response to the formal demand issued by the Secretariat of Communications, Telecom Personal S.A. deposited, under protest, into the SU Fund an amount equivalent to the valuation of the SU services that Telecom Personal S.A. had been providing.

As of December 31, 2025, Telecom Argentina had not recognized any credits in respect of these items.

e)    Spectrum

i)	Spectrum Allocation for SCMA

In 2014, Telecom Argentina was awarded Lots 2, 5, 6 and 8 and the remaining frequencies of the PCS and the SRMC, as well as those of the spectrum for the SCMA.

The use of the frequencies is granted for a period of 15 years counted from the notification of the administrative act of adjudication. In particular, for the spectrum of the SCMA, the term was counted as from February 27, 2018.

Once the term of use granted for the different frequencies has expired, the Regulatory Authority may extend the validity at the express request of the successful bidder (which will be onerous and under the price and conditions established by it).

ii)	STeFI - 5G spectrum allocation

On October 24, 2023, the Auction was held for the above-mentioned Bid for the allocation of frequency bands for the provision of STeFI, where Telecom Argentina was awarded Lot 2 (3,400-3,500 MHz Band), equivalent to US$350 million, which was paid in November 2023.

The award of the right to use the frequency band implied the capitalization as intangible assets which are amortized as described in Note 3.i).

On February 24, 2025, Telecom Argentina acquired TMA, which was opportunely awarded Lot 3B (3,550–3,600 MHz Band).

On April 24, 2025, through ENACOM Resolution No. 611/2025, Article 1 of Resolution No. 1,285/2023 was amended, establishing that the maximum limit of radio spectrum accumulation for STeFI would be reduced from 200 MHz to 150 MHz per Licensee in each Operating Area.

f)    Main Regulatory issues – Fintech Services

Foreign companies

Personal Envíos is authorized by the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company (“EMPE”, for its Spanish acronym) through Resolution No. 6 issued on March 30, 2015.

Argentina

Since November 20, 2020, Micro Sistemas has been registered as a PSP offering payment accounts. On July 4, 2024, it was registered as an Acceptor of Transfers and, on October 21, 2024, it obtained registration as a Payment Aggregator.

Furthermore, in August 2022, it was registered in the Interoperable Digital Wallets Registry, and during the first quarter of 2023, it was registered in the Other Non-Financial Credit Providers Registry. Therefore, Micro Sistemas is governed by the BCRA regulations for such registries.

Additionally, Micro Sistemas is required to comply with the provisions for the Protection of Financial Services Users and supplementary regulations issued by the BCRA.